Simplify Health Care ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Common Stocks – 98.7%
Consumer, Non-cyclical – 97.4%
Abbott Laboratories ............................................................ 10,019 $ 969,438
AbbVie, Inc. .................................................................. 5,291 710,105
Align Technology, Inc.* ......................................................... 178 36,866
Alnylam Pharmaceuticals, Inc.* .................................................. 1,280 256,205
Amgen, Inc. .................................................................. 1,204 271,382
AtriCure, Inc.* ................................................................ 10,471 409,416
Baxter International, Inc. ........................................................ 28,065 1,511,581
Becton Dickinson and Co. ....................................................... 3,120 695,230
Bio-Techne Corp. ............................................................. 1,040 295,360
Boston Scientific Corp.* ........................................................ 10,615 411,119
Centene Corp.* ............................................................... 25,735 2,002,440
Cigna Corp. .................................................................. 8,137 2,257,773
Cooper Cos., Inc. (The) ......................................................... 1,543 407,198
Cutera, Inc.* ................................................................. 55,895 2,548,812
CVS Health Corp. ............................................................. 8,314 792,906
Danaher Corp. ................................................................ 581 150,066
Dexcom, Inc.* ................................................................ 4,564 367,585
Edwards Lifesciences Corp.* .................................................... 779 64,369
Elevance Health, Inc. .......................................................... 4,080 1,853,299
Eli Lilly & Co. ................................................................. 7,036 2,275,091
Embecta Corp. ............................................................... 631 18,166
Establishment Labs Holdings, Inc.* ............................................... 11,207 612,014
Gilead Sciences, Inc. .......................................................... 3,919 241,763
HCA Healthcare, Inc. ........................................................... 647 118,912
Henry Schein, Inc.* ............................................................ 1,600 105,232
Horizon Therapeutics Plc* ....................................................... 19,135 1,184,265
Humana, Inc. ................................................................. 1,502 728,755
IDEXX Laboratories, Inc.* ....................................................... 100 32,580
Illumina, Inc.* ................................................................. 395 75,362
Insulet Corp.* ................................................................. 803 184,208
Intuitive Surgical, Inc.* .......................................................... 7,260 1,360,814
IQVIA Holdings, Inc.* ........................................................... 2,640 478,210
Johnson & Johnson ............................................................ 17,335 2,831,846
Laboratory Corp. of America Holdings ............................................. 3,179 651,091
Lantheus Holdings, Inc.* ........................................................ 1,984 139,535
LivaNova PLC* ............................................................... 3,909 198,460
McKesson Corp. .............................................................. 5,624 1,911,429
Medtronic PLC ............................................................... 6,744 544,578
PerkinElmer, Inc. .............................................................. 720 86,638
Pfizer, Inc. ................................................................... 1,202 52,600
QuidelOrtho Corp.* ............................................................ 3,522 251,753
Regeneron Pharmaceuticals, Inc.* ................................................ 3,620 2,493,709
ResMed, Inc. ................................................................. 8,892 1,941,124
Sanofi, ADR .................................................................. 32,643 1,241,087
Seagen, Inc.* ................................................................. 1,440 197,035
Shockwave Medical, Inc.* ....................................................... 1,907 530,279
STERIS PLC ................................................................. 640 106,419
Stryker Corp. ................................................................. 2,412 488,526
Tenet Healthcare Corp.* ........................................................ 9,546 492,383

Simplify Health Care ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Shares Value
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Thermo Fisher Scientific, Inc. .................................................... 3,095 $ 1,569,753
United Therapeutics Corp.* ...................................................... 7,914 1,657,033
UnitedHealth Group, Inc. ........................................................ 7,353 3,713,559
Vertex Pharmaceuticals, Inc.* .................................................... 642 185,885
ViewRay, Inc.* ................................................................ 252,646 919,631
Waters Corp.* ................................................................ 1,440 388,123
Zoetis, Inc. ................................................................... 1,299 192,629
46,211,627
Industrial – 1.0%
Agilent Technologies, Inc. ....................................................... 3,280 398,684
Mettler-Toledo International, Inc.* ................................................. 80 86,730
485,414
Technology – 0.3%
Veeva Systems, Inc., Class A* ................................................... 880 145,094
Total Common Stocks (Cost $54,141,639) ........................................................ 46,842,135
Money Market Funds – 1.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(a)
(Cost $467,445) ............................................................. 467,445 467,445
Total Investments – 99.7%
(Cost $54,609,084) .......................................................................... $ 47,309,580
Other Assets in Excess of Liabilities – 0.3% ......................................................... 143,456
Net Assets – 100.0% .......................................................................... $ 47,453,036
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2022.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 98.7%
Money Market Funds ............................................................................. 1.0%
Total Investments ................................................................................ 99.7%
Other Assets in Excess of Liabilities .................................................................. 0.3%
Net Assets ..................................................................................... 100.0%